Stock-Based Compensation - Summary of RSU Activity Including Performance Awards and Converted Isle Awards (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Performance Awards
Summary of the RSU activity
Granted (in shares)	107,309	176,632	475,409
Percentage of target to be achieved to be eligible to receive performance awards	108.50%	96.50%	135.00%
Time-based Awards
Summary of the RSU activity
Granted (in shares)	392,064	234,062	351,974
Percentage of target to be achieved to be eligible to receive performance awards	100.00%	100.00%	100.00%
Performance Awards Two
Summary of the RSU activity
Granted (in shares)	100,833
Percentage of target to be achieved to be eligible to receive performance awards	100.00%